UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 30, 2009

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            January 15,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              68
                                                  -----------------------

Form 13F Information Table Value Total:           115718  (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CLAYMORE TIMBER ETF                ETF       18383Q879          1       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          5     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         15      200SH              SOLE                                200
DIREXION SHS ETF FINL BEAR 3X      ETF       25459W607          2       75SH              SOLE                                 75
DJ ISHS SEL DIV IX                 ETF       464287168         22      700SH              SOLE                                700
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1404    34233SH              SOLE                              34233
DJ US ENE SEC IX FD                ETF       464287796       1250    49315SH              SOLE                              49315
DJ US FIN SEC IX                   ETF       464287788       1157    35365SH              SOLE                              35365
DJ US FINL SVC IX                  ETF       464287770         17      495SH              SOLE                                495
DJ US HTHCRE SEC IX FD             ETF       464287762       2102    42550SH              SOLE                              42550
DJ US RE IX                        ETF       464287739       2530    99365SH              SOLE                              99365
DJ US TREAS INFLATE                ETF       464287176       3202    31165SH              SOLE                              31165
DJ US UTIL IX                      ETF       464287697         36      595SH              SOLE                                595
EMRG MKTS VIPRS                    ETF       922042858       1313    55740SH              SOLE                              55740
GS$ INV CORP BD IDX                ETF       464287242       8252    87674SH              SOLE                              87674
HIGH YLD PLUS FD                   ETF       429906100          9     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778         67     2035SH              SOLE                               2035
IPATH GS COMMOD IX                 ETF       06738C794         19      765SH              SOLE                                765
ISHARE BARCL AGG BD IX             ETF       464287226	      472     4655SH              SOLE                               4655
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646       3551    35905SH              SOLE                              35905
ISHARE S&P GLBL INFRSTR            ETF       464288372       5253   214590SH              SOLE                             214590
ISHARES TR S&P CALI MUNI           ETF       464288356         93      900SH              SOLE                                900
ISHARES FTSE CHINA IX              ETF       464287184          3       90SH              SOLE                                 90
ISHARES GLBL CONS STAPLES          ETF       464288737        135     3225SH              SOLE                               3225
ISHARES S&O GSCI COMMIDX TR        ETF       46428R107        108     4270SH              SOLE                               4270
ISHARES S&P NATL MUN IX            ETF       464288414       2393    24009SH              SOLE                              24009
ISHARES TR DJ                      ETF       464288778         38     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341        195     7367SH              SOLE                               7367
ISHARES TR S&P GLBL HLTH           ETF       464287325        132     3320SH              SOLE                               3320
ISHRS TR S&P GLBL FIN              ETF       464287333        385    14183SH              SOLE                              14183
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       6549   231320SH              SOLE                             231320
NASDAQ BIOTECH IX                  ETF       464287556       9813   147892SH              SOLE                             147892
NUVEEN INS DIV ADV MUNIFD          ETF       67071L106         29     2392SH              SOLE                               2392
NUVEEN QUALITY INCOME MUNI         ETF       670977107         28     2341SH              SOLE                               2341
PIMCO CORP OPP FD                  ETF       72201B101         32     4000SH              SOLE                               4000
RUSSELL MID CAP                    ETF       464287499         71     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         16      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        140     5655SH              SOLE                               5655
S&P 500 DEP REC                    ETF       78462F103        504     6342SH              SOLE                               6342
S&P 500 INDEX FUND ETF             ETF       464287200         61      760SH              SOLE                                760
S&P CTI ETN                        ETF       4042EP602          3      300SH              SOLE                                300
S&P MDCP 400 IDX                   ETF       464287507      11946   245440SH              SOLE                             245440
S&P MID CAP 400                    ETF       78467Y107      11852   133780SH              SOLE                             133780
S&P SMCAP 600 IDX                  ETF       464287804       6095   167493SH              SOLE                             167493
SEL SEC SPDR ENERGY                ETF       81369Y506       3521    82935SH              SOLE                              82935
SEL SEC SPDR FIN                   ETF       81369Y605       1920   217950SH              SOLE                             217950
SEL SEC SPDR HLTH                  ETF       81369Y209       4385   181115SH              SOLE                             181115
SEL SEC SPDR INDUS                 ETF       81369Y704         18      995SH              SOLE                                995
SEL SEC SPDR STPLS                 ETF       81369Y308       6050   286712SH              SOLE                             286712
SEL SEC SPDR TECH                  ETF       81369Y803          1       65SH              SOLE                                 65
SPDR ETF BIOTECH                   ETF       78464A870         18      365SH              SOLE                                365
STREETTRACKS WILSHIRE REIT         ETF       78464A607         91     3455SH              SOLE                               3455
TELECOM HLDRS TR DEPOSITARY        ETF       87927P200          1       65SH              SOLE                                 65
VALERO REFINING & MKTG             ETF       919138107        322    18000SH              SOLE                              18000
VANG BD IDX FD ST BD               ETF       921937827        268     3405SH              SOLE                               3405
VANG BD INDEX  TOTAL MRKT          ETF       921937835       3980    51590SH              SOLE                              51590
VANG BD INDEX FD INT               ETF       921937819        342     4470SH              SOLE                               4470
VANG BD INDEX LT                   ETF       921937793         96     1300SH              SOLE                               1300
VANG ETF ENERGY                    ETF       92204A306       1864    30938SH              SOLE                              30938
VANG ETF FIN                       ETF       92204A405       3481   185289SH              SOLE                             185289
VANG ETF HEALTH                    ETF       92204A504       3192    76097SH              SOLE                              76097
VANG ETF IND                       ETF       92204A603         38     1125SH              SOLE                               1125
VANG ETF STAPLES                   ETF       92204A207       2564    49895SH              SOLE                              49895
VANG REIT IX                       ETF       922908553       2182    89869SH              SOLE                              89869
VANG SPCLIZED PORTFOLIOS DIV       ETF       921908844         25      700SH              SOLE                                700
VANG TOTAL STOCK                   ETF       922908769         24      610SH              SOLE                                610
VANG WORLD FD MEGA CAP 300 GRW     ETF       921918016         30     1000SH              SOLE                               1000
WISDOMTREE TRUST                   ETF       97717W281          5      200SH              SOLE                                200

Total  $115718 (X1000)

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